OTHER INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2017
Disclosure of Other income and expense [Abstract]
Disclosure of other operating income (expense) [text block]
NOTE 30 – OTHER INCOME AND EXPENSE

Below is a detail of the other income and expense in the years ended December 31, 2017, 2016 and 2015:

Other Income	December 31, 2017		December 31, 2016		December 31, 2015
Income from non-financial sector entities (*)	Ps.	757,023	Ps.	929,294	Ps.	838,578
Foreign exchange gains (losses), net		424,483		517,902		457,904
Share of profit of equity accounted investees, net of tax		171,964		140,765		230,398
Net gain on sale of debt and equity securities		51,712		210,373		79,233
Dividends		50,439		28,027		33,611
Gain on the sale of non-current assets held for sale		13,568		28,392		26,211
Other income		439,579		750,648		723,361
Total	Ps.	1,908,768	Ps.	2,605,401	Ps.	2,389,296

Other Expense	December 31, 2017		December 31, 2016		December 31, 2015
Personnel expenses	Ps.	3,671,117	Ps.	3,531,087	Ps.	3,111,306
Taxes and fees		731,316		633,260		557,046
Depreciation and amortization		521,408		471,608		488,212
Consultancy, audit and other fees		460,978		355,590		282,181
Affiliation contributions and transfers		429,825		428,581		349,961
Wealth tax (**)		101,988		267,627		303,193
Leases (Rent)		431,507		440,777		396,922
Maintenance and repairs		392,271		317,170		209,804
Insurance		351,745		316,852		282,452
Markenting		314,657		344,423		299,281
Warehouse services		277,849		288,491		276,343
Transportation services		166,429		160,002		150,866
Cleaning and security services		131,451		138,693		135,299
Outsoursing services		128,656		184,330		131,236
Supplies and stationary		82,113		23,722		44,514
Electronic data processing		73,872		81,682		66,813
Adaptation and installation		62,809		67,938		57,566
Travel expenses		48,193		54,275		49,876
Other		450,652		413,665		416,244
Total	Ps.	8,828,836	Ps.	8,519,773	Ps.	7,609,115

(*) Income from the non-financial sector, net results from revenues amounting to Ps 5,792,850, Ps 6,654,622 and Ps 5,198,754 less costs and expenses of Ps 5,035,827, Ps 5,725,328 and Ps 4,360,176 for the years ended 2017, 2016 and 2015, respectively.
(**) Grupo Aval and its subsidiaries in Colombia are subject to wealth tax for the years 2015, 2016 and 2017 by Law 1739 of 2014, based on their fiscal net asset value as of January 1, 2015, 2016 and 2017, greater or equal to Ps. 1,000, less the exclusions expressly provided for in the tax regulation, including the net asset value of the shares held in national companies. The wealth tax is calculated at progressive rates depending on the amount of liquid equity, and rates range between 0.20% and 1.15% in 2015, 0.15% and 1% in 2016, and 0.05% and 0.40% in 2017.